CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other Capital Reserves [Member] USD ($)	Other Capital Reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning Balance at Dec. 31, 2019		¥ 340,875		¥ 763,729		¥ (1,055,523)		¥ (3,867)		¥ 45,214		¥ 120,487		¥ 165,701
IfrsStatementLineItems [Line Items]
(Loss)/Profit for the period						24,336				24,336		(1,415)		22,921
Foreign currency translation adjustments								703		703				703
Total comprehensive (loss)/income						24,336		703		25,039		(1,415)		23,624
Issuance of shares		78,216		24,258						102,474				102,474
Ending Balance at Dec. 31, 2020		419,091		787,987		(1,031,187)		(3,164)		172,727		119,072		291,799
IfrsStatementLineItems [Line Items]
(Loss)/Profit for the period						(48,152)				(48,152)		(6,819)		(54,971)
Foreign currency translation adjustments								(7,657)		(7,657)				(7,657)
Total comprehensive (loss)/income						(48,152)		(7,657)		(55,809)		(6,819)		(62,628)
Deemed distribution to the controlling shareholder				(75,651)						(75,651)				(75,651)
Dividends declared						(5,048)				(5,048)				(5,048)
Dividends paid to non-controlling shareholders												(4,900)		(4,900)
Issuance of shares		31,691								31,691				31,691
Ending Balance at Dec. 31, 2021		450,782		719,110		(1,084,387)		(10,821)		74,684		107,353		182,037
IfrsStatementLineItems [Line Items]
Equity-settled share-based payments				2,311						2,311				2,311
Others				4,463						4,463				4,463
(Loss)/Profit for the period						1,949				1,949		1,724		3,673
Foreign currency translation adjustments								745		745				745
Total comprehensive (loss)/income						1,949		745		2,694		1,724		4,418
Ending Balance at Jun. 30, 2022		450,782		719,110		(1,082,438)		(10,076)		77,378		109,077		186,455
Beginning Balance at Dec. 31, 2021		450,782		719,110		(1,084,387)		(10,821)		74,684		107,353		182,037
IfrsStatementLineItems [Line Items]
(Loss)/Profit for the period						(24,623)				(24,623)		2,327		(22,296)
Foreign currency translation adjustments								1,499		1,499				1,499
Total comprehensive (loss)/income						(24,623)		1,499		(23,124)		2,327		(20,797)
Ending Balance at Dec. 31, 2022	$ 65,351	450,782	$ 106,600	735,319	$ (160,775)	(1,109,010)	$ (1,352)	(9,322)	$ 9,824	67,769	$ 15,900	109,680	$ 25,724	177,449
IfrsStatementLineItems [Line Items]
Equity-settled share-based payments (Note 27)				16,209						16,209				16,209
(Loss)/Profit for the period						(10,742)				(10,742)		1,281		(9,461)
Foreign currency translation adjustments								(382)		(382)				(382)
Total comprehensive (loss)/income						(10,742)		(382)		(11,124)		1,281		(9,843)
Ending Balance at Jun. 30, 2023	$ 62,146	¥ 450,782	$ 101,374	¥ 735,319	$ (154,374)	¥ (1,119,752)	$ (1,340)	¥ (9,704)	$ 7,806	¥ 56,645	$ 15,298	¥ 110,961	$ 23,104	¥ 167,606